CENTURA FUNDS, INC.

CENTURA EQUITY GROWTH FUND
CENTURA EQUITY INCOME FUND
CENTURA FEDERAL SECURITIES INCOME FUND
CENTURA NORTH CAROLINA TAX-FREE BOND FUND

                                                               December 12, 1996

Dear Shareholder,

     This mid-year report covers the period from May 1, 1996 through October 31, 1996. Following is a discussion of the domestic equity and fixed income markets and comments on each of the Centura Funds.

ECONOMICS/CAPITAL MARKET COMMENTARY

     The six months ended 10/31/96 reflected strong equity markets as the domestic economy continued to show moderate growth with relatively low inflation. Corporate America has been reporting record profits and the economy has been operating near full employment. Additionally, the United States has clearly emerged as the technological leader of the world. All this good news hasn't gone unnoticed in the fixed income markets as market participants have been worried all year that the Federal Reserve Board would be forced to slow the economy down to keep inflationary pressures at bay. Recent economic data has shown a more moderate pace of economic growth with subdued inflation, easing the fears of any Federal Reserve tightening. This has led to a recovery in the fixed income markets as this mid-year update is being written.

     In this bull market the major demand for stocks has come from mutual funds. The inflows in the first six months of 1996 has equaled the record set for the full year in 1995. Perhaps even more astonishing is the fact that 84% of all the money ever invested in mutual funds was invested since 1990. The 401-K pension plan is providing a stable source of cash for mutual fund managers; short-term market volatility has not dampened the enthusiasm for stocks in these long term retirement vehicles. Corporate demand for stock has also been strong as stock buybacks and mergers have provided major support for the market. In the third quarter of 1996 mergers and acquisitions activity involving U.S. corporations totaled $153.7 billion. This represented the third strongest quarter on record and the sixth consecutive quarter of $100 billion or more. In addition, many corporations have used excess cash flow to buy in shares rather than increase dividends which are subject to double taxation.

     While the "supply versus demand equation" for stocks appear to still be favorable, it could be suggested that stocks are not cheap by historical valuation measures. The S&P 500 dividend yield of approximately 2% is at the lowest level of the century. The current market value of stocks to GDP is the highest ever. The S&P price to book value and price to sales ratios are at peak levels. How do we explain this phenomenon? Many explain the low dividend yield as unimportant because corporate America is using excess cash flow to buy in shares rather than increase dividends. The market value of all U.S. stocks relative to GDP is at its highest valuation ever, but remains below the current levels for Germany and Japan. So in a global context, perhaps valuation levels found in the U.S. are not excessive.

     As this is being written Federal Reserve Chairman Alan Greenspan sent global markets tumbling as he questioned publicly whether asset values have been inflated by "irrational exuberance". Greenspan posed the question of how the Fed would be able to tell if the asset balloon is so over-inflated that values have become "subject to unexpected and prolonged contractions as ....in Japan over the past decade". In addition, Greenspan posed the question as to how the Fed would "factor that assessment into monetary policy". After a temporary one day market correction, the markets shrugged off Greenspan's comments as the consensus decided that recent economic data would keep the Federal Reserve on its current course of action.

     While we are not market timers, we have structured our portfolios in a fashion that we feel make sense in light of the above mentioned factors. It is our goal to provide our shareholders with above average risk adjusted returns over an entire market cycle. This can only be achieved with a consistent discipline that does not become mesmerized by near term market forces. It is our promise to invest using a fundamental long term approach where we see value, not driven by some "irrational exuberance".

CENTURA EQUITY GROWTH FUND

     After a mid-year setback, stocks have resumed their upward course with the large capitalization indexes leading the way. Stock selection has become much more important as the year progressed and many of the momentum stocks that led the markets in the first half of the year tumbled as they were unable to meet investors expectations. We have been moving the Fund into a more defensive posture as we feel that economy will grow at a slower pace in 1997 making corporate earnings comparisons more difficult. Consumer staples have been increased while reducing the fund's exposure to the more economically sensitive basic industries area. We continue to favor growth companies that are trading at a discount to the market or to their specific industry group. Many times these companies need to be added to the portfolio when the company has disappointed Wall Street; which, as we all know is extremely short term oriented. Additionally, companies that have strong balance sheets and positive free cash flow are being emphasized. As always, we assess the downside risk in a company before looking at the upside potential.

     The average weighted market capitalization of the portfolio is now approaching $16 billion. The average equity holding is strong financially with long term debt of approximately 34% of total capital. The average holding has a return on common equity approaching 20% which compares favorably with the S&P
500. The average trailing price/earnings ratio is currently slightly less than the market, although the portfolio has stronger growth characteristics than that of the market as represented by the S&P 500.

CENTURA EQUITY INCOME FUND

     This fund was started on October 1, 1996 as legislation allowed us to make a tax-free conversion of our commingled fund and collective trust into an equity-income mutual fund. We are excited about the addition of the Equity Income Fund to the Centura family. We feel that this fund is appropriate for people who desire the benefits of equity ownership but also need an above average dividend yield. Additionally, this fund's portfolio has typically experienced below average market volatility over the last market cycle (as measured by standard deviation).

     As of this writing, the Centura Equity Income Fund is presently invested in common stocks (83%), convertible issues (10%) and cash (7%). The average weighted market capitalization of the fund is approximately $24 billion. The fund continues to overweight basic materials, capital goods, consumer staples and energy. Technology continues to be underweighted in the Equity Income Fund due to the lack of yield available in this sector. It is our goal for this fund to have a current yield exceeding that of the S&P 500 index.

CENTURA FEDERAL SECURITIES INCOME FUND

     The bond market has recently recovered as investors have become more confident that the U.S. economy is beginning to grow at a more moderate pace with little inflation. The Federal Securities Income Fund has not fully participated in this recovery due to the portfolio exposure to higher yielding callable agency bonds. Presently the portfolio is comprised of 72.8% treasury obligations, 20.3% agency obligations and 6.9% cash equivalents. The average maturity of the fund is 3.13 years and the average duration is 2.57 years.

     As of October 31, 1996 the 3 year U.S. Treasury was yielding 5.86% and the 30 year U.S. Treasury was yielding 6.64%. Presently, the conservative fixed income investor is able to receive 88% of the yield available in long treasuries by going out only 3 years in maturity. When combining this with the volatility on the long end of the yield curve, we feel the Centura Federal Securities Income Fund is providing a representative yield with relatively low principal risk.

CENTURA NORTH CAROLINA TAX-FREE BOND FUND

     The North Carolina municipal market has recovered along with the U.S. Treasury market over the last couple of months as recent economic data has convinced fixed income participants that the U.S. economy is beginning to advance at a more moderate pace. The supply of new bonds being issued in North Carolina has been low, as many refunding bonds were removed from the calendar when rates backed up earlier in the year. With the recent bond rally, it is likely that the supply of North Carolina municipal bonds will return to a more normal level. The average maturity of the fund is 7.5 years and the average duration is 5.9 years.

     The fund continues to stress quality with an average Moody's Investment Service rating of Aa1. Currently the fund is comprised of 70.9% general obligation bonds, 28% revenue bonds and 1.1% cash equivalents. We believe the Centura North Carolina Tax-Free Fund offers the high tax bracket investor with an excellent taxable equivalent yield when compared to other fixed income alternatives.

CAPITAL MARKET OUTLOOK

     The future for the U.S. economy still looks bright as the GDP is expected to grow at 2.0% with subdued inflationary pressures. As discussed above, we do have some concerns in regard to valuation levels in the equity markets and the fact that there has been no meaningful correction over the last few years. While we are not market timers, we have been structuring portfolios in a more defensive fashion. It would come as no surprise to us to see the bond market produce higher total returns than common stocks over the next six months to a year.

     One should keep in mind that we should never underestimate corporate America and the reasons to be invested in quality common stocks over the long term. We remain committed to that fact and will do our best to provide excellent risk adjusted returns over the coming year. Your support and confidence are greatly appreciated.

Sincerely,

/s/ FRANK G. JOLLEY
Frank G. Jolley, CFA
Chief Investment Officer
Centura Bank/Trust Investments

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 93.3%
             AEROSPACE -- 7.5%
    75,000   Boeing Co. .............................................   $  4,024,058   $  7,153,125
   110,000   Precision Castparts Corp. ..............................      2,619,836      5,142,500
                                                                        ------------   ------------
                                                                           6,643,894     12,295,625
                                                                        ------------   ------------
             BEVERAGES -- 1.9%
   104,000   Pepisco Inc. ...........................................      3,166,618      3,081,000
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
   235,000   Cabot Corp..............................................      3,722,965      5,669,375
   105,000   Mississippi Chemical Corp. .............................      2,160,000      2,638,125
                                                                        ------------   ------------
                                                                           5,882,965      8,307,500
                                                                        ------------   ------------
             CAPITAL GOODS -- 3.4%
   138,000   Briggs & Stratton Corp. ................................      4,926,798      5,520,000
                                                                        ------------   ------------
             CAPITAL GOODS/TECHNOLOGY -- 4.4%
    55,500   United Technologies Corp. ..............................      4,993,201      7,145,625
                                                                        ------------   ------------
             CONSUMER CYCLICALS -- 4.6%
    51,000   Gentex Corp*............................................        615,875      1,211,250
   265,000   Lexmark International Group*............................      4,516,589      6,260,625
                                                                        ------------   ------------
                                                                           5,132,464      7,471,875
                                                                        ------------   ------------
             CONSUMER & INDUSTRIAL PRODUCTS -- 3.9%
    66,000   General Electric Co. ...................................      3,141,520      6,385,500
                                                                        ------------   ------------
             CONSUMER SERVICES -- 1.5%
    75,000   Dow Jones & Co. Inc. ...................................      2,537,365      2,475,000
                                                                        ------------   ------------
             CONSUMER STAPLE PRODUCTS -- 2.9%
   135,200   Millipore Corp. ........................................      4,314,510      4,732,000
                                                                        ------------   ------------
             COSMETICS & TOILETRIES -- 3.7%
    35,800   Colgate-Palmolive Co. ..................................      2,949,100      3,293,600
   200,000   Dial Corp. .............................................      2,589,300      2,750,000
                                                                        ------------   ------------
                                                                           5,538,400      6,043,600
                                                                        ------------   ------------
             ENERGY -- 4.9%
    40,000   Amoco Corp. ............................................      3,044,000      3,030,000
    90,000   Tosco Corp. ............................................      3,693,100      5,051,250
                                                                        ------------   ------------
                                                                           6,737,100      8,081,250
                                                                        ------------   ------------
             ENVIRONMENTAL CONTROL -- 3.4%
   150,000   Newpark Resources Inc.*.................................      2,969,382      5,625,000
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 6.1%
   117,000   American Express Company................................      3,405,172      5,499,000
    50,000   Household International Inc. ...........................      2,322,965      4,425,000
                                                                        ------------   ------------
                                                                           5,728,137      9,924,000
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             FOOD -- 4.1%
   171,150   Archer-Daniels Midland Co. .............................   $  2,989,355   $  3,722,512
    68,500   Kroger Co.*.............................................      2,894,951      3,056,813
                                                                        ------------   ------------
                                                                           5,884,306      6,779,325
                                                                        ------------   ------------
             HEALTH CARE -- 2.0%
   175,000   Allegiance Corp.*.......................................      3,316,000      3,281,250
                                                                        ------------   ------------
             INSURANCE -- 6.9%
    96,000   Jefferson Pilot Corp. ..................................      3,406,510      5,460,000
   157,500   Provident Companies Inc. ...............................      3,823,528      5,847,188
                                                                        ------------   ------------
                                                                           7,230,038     11,307,188
                                                                        ------------   ------------
             IRON/STEEL -- 1.2%
    80,000   Olympic Steel Inc.*.....................................      2,129,063      2,000,000
                                                                        ------------   ------------
             MINING -- 4.1%
    95,000   Potash Corp. ...........................................      4,188,137      6,733,125
                                                                        ------------   ------------
             PHARMACEUTICALS -- 3.0%
    65,000   Rhone-Poulenc Rorer Inc. ...............................      3,100,173      4,363,125
    15,700   Watson Pharmaceuticals Inc.*............................        510,795        523,988
                                                                        ------------   ------------
                                                                           3,610,968      4,887,113
                                                                        ------------   ------------
             PUBLISHING & PRINTING -- 1.1%
    50,000   Readers Digest Assoc. ..................................      1,741,500      1,781,250
                                                                        ------------   ------------
             RAW MATERIALS -- 3.9%
   133,000   Nucor Inc. .............................................      7,668,913      6,300,875
                                                                        ------------   ------------
             RETAIL -- 1.7%
    79,000   Dayton Hudson Corp. ....................................      2,616,860      2,735,375
                                                                        ------------   ------------
             TECHNOLOGY -- 6.5%
    63,000   Computer Sciences Corp.*................................      3,987,910      4,677,750
    24,000   International Business Machines.........................      3,040,080      3,096,000
    64,000   Varian Assoc. Inc. .....................................      3,782,380      2,888,000
                                                                        ------------   ------------
                                                                          10,810,370     10,661,750
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 1.5%
    55,000   Motorola Inc. ..........................................      2,713,150      2,530,000
                                                                        ------------   ------------
             TEXTILES -- 4.0%
   212,500   Unifi Inc. .............................................      5,054,712      6,614,062
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................    118,676,371    152,699,288
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             U.S. TREASURY BILL -- 5.5%
$5,000,000   U.S. Treasury Bill due 11/21/96.........................   $  4,988,020   $  4,988,020
 4,000,000   U.S. Treasury Bill due 1/16/97..........................      3,958,766      3,957,200
                                                                        ------------   ------------
                                                                           8,946,786      8,945,220
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 3.8%
 3,533,956   Financial Square Prime Obligations Portfolio............      3,533,956      3,533,956
 2,694,614   Temp Investment Fund....................................      2,694,614      2,694,614
                                                                        ------------   ------------
                                                                           6,228,570      6,228,570
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 102.6%.............................   $133,851,727+   167,873,078
                                                                        =============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (2.6%)......................................                    (4,261,275)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $163,611,803
                                                                                       =============

---------------

* Non-income producing securities.
+ The cost for Federal income tax purposes is substantially the same.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 88.8%
             AEROSPACE -- 2.8%
    15,000   Boeing Co...............................................   $    589,987   $  1,430,625
                                                                        ------------   ------------
             BANKS -- 1.5%
    13,500   CCB Financial Corp. ....................................        444,253        769,500
                                                                        ------------   ------------
             BEVERAGES -- 3.6%
    46,000   Coca-Cola Bottling Co. .................................      1,269,934      1,840,000
                                                                        ------------   ------------
             BUSINESS EQUIPMENT & SERVICES -- 2.6%
    69,000   Rollins Inc. ...........................................      1,511,354      1,319,625
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
    30,000   Goodrich (B.F.) Co. ....................................      1,000,224      1,271,250
    45,000   Lubrizol Corp. .........................................      1,286,197      1,338,750
                                                                        ------------   ------------
                                                                           2,286,421      2,610,000
                                                                        ------------   ------------
             CONSUMER INDUSTRIAL PRODUCTS -- 2.8%
    15,000   General Electric Co. ...................................        718,938      1,451,250
                                                                        ------------   ------------
             CONSUMER SERVICES -- 2.6%
    40,000   Dow Jones & Co. Inc. ...................................      1,490,341      1,320,000
                                                                        ------------   ------------
             ENERGY -- 5.3%
    16,000   Amoco Corp. ............................................        975,090      1,212,000
     9,200   Royal Dutch Petroleum N.Y. .............................        701,066      1,521,450
                                                                        ------------   ------------
                                                                           1,676,156      2,733,450
                                                                        ------------   ------------
             ENTERTAINMENT -- 2.2%
    30,500   Time Warner Inc. .......................................      1,211,155      1,136,125
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 2.9%
    38,000   Time Warner Fin Pfd Series Conv.........................      1,280,410      1,472,500
                                                                        ------------   ------------
             FOOD -- 8.4%
    27,000   Chiquita Brands Pfd Series A Conv.......................      1,291,410      1,161,000
    78,000   Flowers Industries Inc..................................      1,052,303      1,823,250
    75,000   Lance Inc. .............................................      1,474,750      1,312,500
                                                                        ------------   ------------
                                                                           3,818,463      4,296,750
                                                                        ------------   ------------
             HEALTH CARE -- 5.6%
    31,000   Abbott Laboratories.....................................      1,234,935      1,569,375
    21,000   American Home Products..................................        757,470      1,286,250
                                                                        ------------   ------------
                                                                           1,992,405      2,855,625
                                                                        ------------   ------------
             HOLDING COMPANIES -- 2.5%
    35,000   Onbancorp Inc. .........................................      1,116,255      1,273,125
                                                                        ------------   ------------
             HOUSEHOLD PRODUCTS -- 2.0%
    45,000   Bassett Furniture Industries............................      1,023,750      1,006,875
                                                                        ------------   ------------
             INDUSTRIALS -- 2.9%
    32,000   Crane Co. ..............................................      1,070,166      1,488,000
                                                                        ------------   ------------
             INSURANCE -- 2.3%
    21,000   Jefferson Pilot Corp. ..................................        467,054      1,194,375
                                                                        ------------   ------------
             MINING -- 2.1%
    15,000   Potash Corp. ...........................................        330,900      1,063,125
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             NATURAL GAS -- 0.8%
    16,000   Piedmont Natural Gas Co. ...............................   $    320,295   $    392,000
                                                                        ------------   ------------
             OIL/GAS -- 5.7%
    15,500   Schlumberger Ltd. ......................................        895,541      1,536,438
    27,000   Tejas Gas Corp. Pfd Conv................................      1,083,195      1,417,500
                                                                        ------------   ------------
                                                                           1,978,736      2,953,938
                                                                        ------------   ------------
             POLLUTION CONTROL -- 2.7%
    40,000   WMX Technologies Inc. ..................................      1,241,940      1,375,000
                                                                        ------------   ------------
             PUBLISHING/PRINTING -- 3.1%
    44,700   Readers Digest Assoc. ..................................      1,786,075      1,592,437
                                                                        ------------   ------------
             RAW MATERIALS -- 5.1%
    21,500   Aluminum Company of America.............................      1,194,600      1,260,438
    14,500   Du Pont (E.I.) De Nemours...............................        508,905      1,344,875
                                                                        ------------   ------------
                                                                           1,703,505      2,605,313
                                                                        ------------   ------------
             REAL ESTATE INVESTMENT TRUST -- 2.5%
    44,700   Highwoods Properties Inc. ..............................      1,118,900      1,285,125
                                                                        ------------   ------------
             RETAIL -- 2.3%
    22,500   Penney (J.C.) Co. ......................................      1,173,847      1,181,250
                                                                        ------------   ------------
             TECHNOLOGY -- 2.3%
     9,000   International Business Machines.........................      1,161,405      1,161,000
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 2.5%
    31,000   Bellsouth Corp. ........................................      1,286,110      1,263,250
                                                                        ------------   ------------
             TOBACCO -- 2.5%
    48,000   Universal Corp. -- VA...................................      1,262,880      1,308,000
                                                                        ------------   ------------
             UTILITIES -- 2.1%
    26,000   GTE Corp. ..............................................        915,330      1,095,250
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................     36,246,965     45,473,513
                                                                        ------------   ------------
             U.S. TREASURY BILL -- 3.9%
$2,000,000   U.S. Treasury Bill due 12/5/96..........................      1,990,905      1,990,905
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 7.7%
 1,988,420   Financial Square Prime Obligations Portfolio............      1,988,421      1,988,420
 1,945,635   Temp Investment Fund....................................      1,945,635      1,945,635
                                                                        ------------   ------------
                                                                           3,934,056      3,934,056
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 100.4%.............................   $ 42,171,926+    51,398,474
                                                                        ============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (0.4%)......................................                      (189,973)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $ 51,208,501
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
FEDERAL HOME LOAN BANK -- 6.7%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,049,200
  7.02%, 7/6/99..........................................  3,000,000       2,990,156      3,075,120
  6.83%, 6/7/01..........................................  3,000,000       2,978,438      3,031,440
                                                                        ------------   ------------
                                                                           7,968,594      8,155,760
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.7%
  7.35%, 6/01/05.........................................  2,000,000       2,000,000      2,025,140
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 4.9%
  5.94%, 1/23/01.........................................  3,000,000       2,998,125      2,948,130
  7.125%, 8/8/01.........................................  3,000,000       3,004,523      3,030,210
                                                                        ------------   ------------
                                                                           6,002,648      5,978,340
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.7%
  7.29%, 9/22/99.........................................  2,000,000       1,984,967      2,019,299
  7.40%, 7/01/04.........................................  3,000,000       3,160,549      3,155,070
  7.47%, 5/03/06.........................................  3,000,000       3,000,000      3,042,690
                                                                        ------------   ------------
                                                                           8,145,516      8,217,058
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 24,116,758     24,376,298
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 71.6%
  6.125%, 12/31/96.......................................  7,000,000       7,004,203      7,012,249
  6.875%, 4/30/97........................................  5,000,000       5,022,098      5,038,849
  5.50%, 9/30/97.........................................  5,000,000       4,966,926      5,001,900
  5.25%, 7/31/98.........................................  5,000,000       4,906,906      4,964,200
  7.125%, 10/15/98.......................................  7,000,000       7,068,558      7,180,529
  5.125%, 12/31/98.......................................  5,000,000       4,832,690      4,936,750
  6.375%, 1/15/99........................................  5,000,000       4,966,784      5,064,350
  7.00%, 4/15/99.........................................  5,000,000       5,009,603      5,134,150
  8.00%, 8/15/99.........................................  5,000,000       5,224,409      5,267,000
  6.00%, 10/15/99........................................  5,000,000       4,897,668      5,019,899
  8.50%, 2/15/00.........................................  5,000,000       5,134,580      5,376,600
  7.125%, 2/29/00........................................  5,000,000       4,977,031      5,174,400
  5.25%, 1/31/01.........................................  2,000,000       1,979,488      1,947,159
  5.75%, 8/15/03.........................................  5,000,000       4,875,976      4,873,598
  7.875%, 11/15/04.......................................  5,000,000       5,329,882      5,490,550
  6.50%, 5/15/05.........................................  5,000,000       5,113,030      5,055,200
  6.50%, 8/15/05.........................................  5,000,000       4,976,563      5,056,000
                                                                        ------------   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                 86,286,395     87,593,383
                                                                        ------------   ------------
MONEY MARKET FUND -- 6.7%
  Goldman Sachs Institutional............................  3,449,905       3,449,905      3,449,905
  Treasury Instrument Portfolio..........................  4,812,077       4,812,077      4,812,078
                                                                        ------------   ------------
                                                                           8,261,982      8,261,983
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 98.3%...............................               $118,665,135+   120,231,664
                                                                        ============
ASSETS IN EXCESS OF LIABILITIES -- 1.7%..................                                 2,077,625
                                                                                       ------------
NET ASSETS -- 100.0%.....................................                              $122,309,289
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 98.6%
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01....................................   $1,000,000    $ 1,011,920    $ 1,025,000
A1/A+      Cabarrus County, 6.9%, 3/1/97.................      500,000        504,915        505,415
Aaa/AAA    Carteret County, 5.4%, 5/1/09.................    1,000,000      1,004,468      1,004,470
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/03..........    1,000,000      1,003,870        995,000
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05..........    1,000,000        983,934        973,750
Aaa/AAA    Charlotte UTGO, 5.10%, 06/01/09...............    1,500,000      1,492,740      1,477,500
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 5.20%,
             01/01/97....................................      200,000        200,002        200,572
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 6.00%,
             01/01/04....................................    1,000,000        997,023      1,067,500
Aaa/AAA    Cleveland County UTGO, (FGIC), 5.10%,
             06/01/07....................................    1,400,000      1,394,996      1,387,750
Aaa/AAA    Craven County Rev, 5.40%, 06/01/02............    1,000,000      1,036,283      1,043,750
Aaa/AAA    Cumberland County Civic Center Project, Series
             A, COPS, (AMBAC), 6.20%, 12/01/07...........    1,535,000      1,549,894      1,650,125
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99...........    1,200,000      1,217,190      1,231,500
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08....................    1,280,000      1,274,498      1,275,200
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/04...      850,000        862,618        898,875
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/05...    1,000,000      1,030,069      1,055,000
Aaa/AAA    Gastonia UTGO, (FGIC), 5.20%, 04/01/01........      700,000        699,260        721,000
Aa1/AAA    Greensboro Public Improvement, Series B, UTGO,
             5.40%, 04/01/04.............................    1,000,000        996,460      1,037,500
Aa1/AA+    Guilford County UTGO, 4.90%, 04/01/01.........    1,000,000      1,019,782      1,020,000
Aaa/AAA    Lincoln County UTGO, 4.7%, 6/1/99.............    1,000,000      1,009,568      1,012,500
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/20........    1,000,000      1,010,337      1,011,250
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/02........    1,000,000      1,004,610      1,008,750
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07..................    1,000,000        964,640        960,000
Aaa/AAA    North Carolina Municipal Power Agency # 1,
             Catawba Electric Revenue, (MBIA), 5.25%,
             01/01/09....................................    1,500,000      1,415,610      1,498,125
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02.......................    1,000,000        988,610      1,008,750
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04.......................    1,000,000        997,308        998,750
A1/A+      Onslow County UTGO, 5.60%, 03/01/05...........    1,000,000      1,019,858      1,043,750
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03....................................    1,050,000      1,052,808      1,080,188
Aa/AA-     Pitt County UTGO, Refunding, 5.10%,
             02/01/06....................................    1,000,000      1,010,997      1,006,250
Aaa/AAA    Raleigh UTGO, 6.40%, 03/01/02.................    1,250,000      1,342,137      1,357,813
A1/A+      University of North Carolina, Utility System
             Revenue, Refunding, 5.00%, 08/01/09.........    1,460,000      1,432,263      1,405,250
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.35%, 02/15/02...........    1,000,000      1,000,000        997,500
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.45%, 02/15/03...........    1,000,000      1,000,000        996,250
Aaa/AAA    Wake County UTGO, Refunding, 4.50%, 02/01/06..    2,000,000      2,000,000      1,930,000

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                          PRINCIPAL                      MARKET
RATINGS*                                                           AMOUNT         COST           VALUE
--------                                                         ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aaa/AAA    Wake County Hospital Revenue, (MBIA), 4.50%,
             10/01/03....................................        $1,200,000    $ 1,124,941    $ 1,173,000
*A/A       Wilkes County UTGO, Refunding, 5.20%,
             06/01/05....................................         1,275,000      1,275,000      1,286,155
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06.............................         1,000,000      1,080,231      1,090,000
                                                                               -----------    -----------
           Total Municipal Obligations...................                       39,008,840     39,434,188
                                                                               -----------    -----------
           MONEY MARKET FUNDS -- 1.0%
           Institutional Liquid Assets Tax Exempt Fund...           272,698        272,698        272,698
           PNC Investments N.C. Money Market Fund........           108,591        108,592        108,591
                                                                               -----------    -----------
                                                                                   381,290        381,290
                                                                               -----------    -----------
           TOTAL INVESTMENTS -- 99.6%....................                      $39,390,130+    39,815,478
                                                                               ===========
           ASSETS IN EXCESS OF OTHER
             LIABILITIES -- 0.4%.........................                                         160,635
                                                                                              -----------
           NET ASSETS -- 100.0%..........................                                     $39,976,113
                                                                                              ===========

---------------

* See page 13 for Credit Ratings.

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS
OCTOBER 31, 1996

    * Credit Ratings (unaudited given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

                STANDARD &
  MOODY'S         POOR'S
------------  ---------------
                                  Instrument judged to be of the highest quality and carrying
    Aaa             AAA           the smallest amount of investment risk.
     Aa             AA            Instrument judged to be of high quality by all standards.
     A              A-            Instrument judged to be adequate by all standards.
                                  Not Rated. In the opinion of the Investment Adviser,
                                  instrument judged to be of comparable investment quality to
     NR             NR            rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

         AMBAC..............  American Municipal Bond Assurance Corporation
         COPS...............  Certificates of Participation
         FGIC...............  Financial Guaranty Insurance Corporation
         GO.................  General Obligation
         MBIA...............  Municipal Bond Insurance Association
         UTGO...............  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1996

                                                                                        CENTURA        CENTURA
                                                           CENTURA        CENTURA       FEDERAL         NORTH
                                                            EQUITY        EQUITY       SECURITIES     CAROLINA
                                                            GROWTH        INCOME         INCOME       TAX-FREE
                                                             FUND          FUND           FUND        BOND FUND
                                                         ------------   -----------   ------------  -----------
ASSETS:
Investments in securities, at value (identified cost --
  $133,851,727; $42,171,926; $118,665,135; $39,390,130,
  respectively)........................................  $167,873,078   $51,398,474   $120,231,664  $39,815,478
  Dividends and interest receivable....................       126,650       115,518      1,791,740      529,232
  Receivable for investments sold......................       221,922             0              0      770,364
  Receivable for fund shares sold......................       154,516       138,452        673,579       22,777
  Unamortized organizational expenses (Note 2e)........        19,017             0              0       11,640
  Other assets.........................................         5,314             0          8,281       11,363
                                                         ------------   -----------   ------------  -----------
    Total Assets.......................................   168,400,497    51,652,444    122,705,264   41,160,854
                                                         ------------   -----------   ------------  -----------
LIABILITIES
  Payable for securities purchased.....................     4,140,315             0              0    1,007,170
  Income distribution payable..........................             0             0              0            0
  Payable to Custodian for overdraft...................         6,126        50,613        212,321      127,238
  Payable for fund shares repurchased..................       463,623       362,273        114,610        5,503
  Advisory fee payable (Note 3)........................        97,471        12,494         30,601        4,019
  Administrative services fee payable (Note 3).........        20,887         6,246         15,300        1,723
  Transfer agent fee payable (Note 3)..................         9,488           310          1,258        1,016
  12b-1 Distribution fee payable.......................        10,919            40            419        2,682
  Other accrued expenses...............................        39,865        11,967         21,466       35,390
                                                         ------------   -----------   ------------  -----------
    Total Liabilities..................................     4,788,694       443,943        395,975    1,184,741
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest outstanding (par value
    $.001 per share) 450,000,000 shares authorized.....  $     11,459   $     5,019   $     12,105  $     3,954
  Additional paid -- in capital........................   123,197,701    50,283,822    120,904,207   39,397,791
  Accumulated undistributed net investment income/
    (loss) on investments..............................       (15,158)            0              0            0
  Accumulated undistributed realized gain/(loss) on
    investments........................................     6,396,450       102,806       (173,552)     149,020
  Net unrealized appreciation/(depreciation) on
    investments........................................    34,021,351       816,854      1,566,529      425,348
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
CLASS A:
  Net Assets...........................................  $  7,069,584   $    94,939   $    542,930  $ 3,850,679
  Shares Outstanding...................................       494,975         9,297         53,745      380,820
  Net Asset Value Per Share............................  $      14.28   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
  Maximum Offering Price Per Share ($14.28/.955,
    $10.21/.955, $10.10/.9725, $10.11/.9725,
    respectively)......................................  $      14.95   $     10.69   $      10.39  $     10.40
                                                         ============   ===========   ============  ===========
CLASS B:
  Net Assets...........................................  $  7,954,009   $    19,941   $    207,892  $   429,484
  Shares Outstanding...................................       560,687         1,954         20,581       42,480
  Net Asset Value Per Share............................  $      14.19   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
CLASS C:
  Net Assets...........................................  $148,588,210   $51,093,621   $121,558,467  $35,695,950
  Shares Outstanding...................................    10,403,792     5,007,303     12,030,482    3,530,437
  Net Asset Value Per Share............................  $      14.28   $     10.20   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
OCTOBER 31, 1996

                                                                                   CENTURA
                                                                      CENTURA       NORTH
                                          CENTURA       CENTURA       FEDERAL      CAROLINA
                                          EQUITY        EQUITY      SECURITIES     TAX FREE
                                        GROWTH FUND   INCOME FUND   INCOME FUND   BOND FUND
                                        -----------   -----------   -----------   ----------
INVESTMENT INCOME
  Interest............................  $   350,594   $   96,940    $3,751,042    $1,012,376
  Dividends...........................      835,666       26,871             0             0
                                        -----------   ----------    ----------    ----------
                                          1,186,260      123,811     3,751,042     1,012,376
                                        -----------   ----------    ----------    ----------
EXPENSES:
  Advisory (Note 3)...................      524,852       29,152       174,608        72,293
  Administrative services (Note 3)....      112,468        6,246        87,304        30,983
  Fund Accounting (Note 3)............       16,861        2,620        16,691        21,727
  Legal...............................       18,803          750        13,386         5,491
  Reports to shareholders.............        5,800          100           600           600
  Audit...............................        6,600        1,000         6,600         6,600
  Registration........................        2,783        2,550           933         2,533
  Custodian...........................       15,980        2,000         9,600         6,045
  Trustee.............................        4,008          333         4,008         4,008
  Transfer agent fees and expenses
     (Note 3).........................       25,805          310         2,446         2,807
  12b-1 Distribution fee -- Class A...        8,048           10           691         4,804
  12b-1 Distribution fee -- Class B...       35,212           30           897         1,879
  Amortization of organizational
     expenses.........................        3,354            0         4,184           800
  Miscellaneous.......................          232        2,752           968         5,828
                                        -----------   ----------    ----------    ----------
     Total expenses before waivers....      780,806       47,853       322,916       166,398
     Less: expenses
       waived/reimbursed..............            0      (16,658)            0       (68,850)
                                        -----------   ----------    ----------    ----------
  Net expenses........................      780,806       31,195       332,916        97,548
                                        -----------   ----------    ----------    ----------
Net investment income/(loss)..........      405,454       92,616     3,428,126       914,828
                                        -----------   ----------    ----------    ----------
Realized gain/(loss) on investments...    3,470,586      102,806      (450,271)     (212,563)
Net change in unrealized
  appreciation/(depreciation) of
  investments.........................   (3,230,237)     899,241     1,626,691       513,511
                                        -----------   ----------    ----------    ----------
Net realized and unrealized
  gain/(loss) on investments..........      240,349    1,002,047     1,176,420       300,948
                                        -----------   ----------    ----------    ----------
Net increase in net assets resulting
  from operations.....................  $   645,803   $1,094,663    $4,604,546    $1,215,776
                                        ===========   ==========    ==========    ==========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        CENTURA EQUITY
                                                                                          INCOME FUND
                                                                                       -----------------
                                                      CENTURA EQUITY GROWTH FUND        FOR THE PERIOD
                                                   ---------------------------------   OCTOBER 1, 1996*
                                                   SIX MONTHS ENDED                         THROUGH
                                                   OCTOBER 31, 1996     YEAR ENDED     OCTOBER 31, 1996
                                                     (UNAUDITED)      APRIL 30, 1996      (UNAUDITED)
                                                   ----------------   --------------   -----------------
OPERATIONS:
  Net investment income...........................   $    405,454      $    583,300      $      92,616
  Net realized gain/(loss) on investments.........      3,470,586         5,486,387            102,806
  Net change in unrealized appreciation/
    (depreciation) of investments.................     (3,230,237)       28,573,774            899,241
                                                     ------------      ------------       ------------
  Net increase in net assets resulting from
    operations....................................        645,803        34,643,461          1,094,663
                                                     ------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.......................................        (11,175)           (9,804)              (155)
    Class B.......................................              0            (1,144)               (32)
    Class C.......................................       (409,437)         (572,220)           (92,429)
                                                     ------------      ------------       ------------
                                                         (420,612)         (583,168)           (92,616)
                                                     ------------      ------------       ------------
  From capital gains:
    Class A.......................................              0           (12,445)                 0
    Class B.......................................              0           (14,106)                 0
    Class C.......................................              0          (432,003)                 0
                                                     ------------      ------------       ------------
                                                                0          (458,554)                 0
                                                     ------------      ------------       ------------
  Decrease in net assets resulting from
    distributions to shareholders.................       (420,612)       (1,041,722)           (92,616)
                                                     ------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.......................................      1,553,680         3,996,812             94,526
    Class B.......................................      1,910,616         3,972,644             20,000
    Class C.......................................     24,825,881        34,342,658         50,739,199
                                                     ------------      ------------       ------------
                                                       28,290,177        42,312,114         50,853,725
                                                     ------------      ------------       ------------
  Net asset value of shares issued to shareholders
    in reinvestment of dividends and
    distributions:
    Class A.......................................         11,175            22,225                155
    Class B.......................................              0            15,094                 32
    Class C.......................................        274,535           712,210             41,800
                                                     ------------      ------------       ------------
                                                          285,710           749,529             41,987
                                                     ------------      ------------       ------------
  Net asset value of shares redeemed:
    Class A.......................................       (255,246)         (127,873)                 0
    Class B.......................................       (171,982)         (168,362)                 0
    Class C.......................................    (10,410,448)      (17,052,874)          (689,288)
                                                     ------------      ------------       ------------
                                                      (10,837,676)      (17,349,109)          (689,288)
                                                     ------------      ------------       ------------
  Net increase in net assets from capital share
    transactions..................................     17,738,211        25,712,534         50,206,424
                                                     ------------      ------------       ------------
  Total increase in net assets....................     17,963,402        59,314,273         51,208,471
NET ASSETS:
  Beginning of period.............................    145,648,401        86,334,128                 30
                                                     ------------      ------------       ------------
  End of period...................................   $163,611,803      $145,648,401      $  51,208,501
                                                     ============      ============       ============

* Commencement of Operations.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                      CENTURA FEDERAL SECURITIES INCOME    CENTURA NORTH CAROLINA TAX FREE
                                                    FUND                              BOND FUND
                                      ---------------------------------   ---------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                      OCTOBER 31, 1996   APRIL 30, 1996   OCTOBER 31, 1996   APRIL 30, 1996
                                      ----------------   --------------   ----------------   --------------
                                        (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
  Net investment income.............    $  3,428,126      $  6,103,135      $    914,828      $  1,695,259
  Net realized gain/(loss) on
    investments.....................        (450,271)          304,345          (212,563)          792,820
  Net change in unrealized
    appreciation/(depreciation) of
    investments.....................       1,626,691          (266,951)          513,511          (318,669)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets
    resulting from operations.......       4,604,546         6,140,529         1,215,776         2,169,410
                                        ------------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.........................         (15,487)          (19,788)          (81,209)          (82,525)
    Class B.........................          (4,711)           (8,208)           (7,309)          (10,750)
    Class C.........................      (3,407,928)       (6,075,139)         (826,310)       (1,601,984)
                                        ------------      ------------       -----------      ------------
                                          (3,428,126)       (6,103,135)         (914,828)       (1,695,259)
                                        ------------      ------------       -----------      ------------
  From capital gains:
    Class A.........................               0                 0                 0           (17,195)
    Class B.........................               0                 0                 0            (2,298)
    Class C.........................               0                 0                 0          (274,060)
                                        ------------      ------------       -----------      ------------
                                                   0                 0                 0          (293,553)
                                        ------------      ------------       -----------      ------------
  Decrease in net assets resulting
    from distributions to
    shareholders....................      (3,428,126)       (6,103,135)         (914,828)       (1,988,812)
                                        ------------      ------------       -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.........................          57,741           296,512            49,382         3,531,762
    Class B.........................          31,278           112,249            27,431           231,490
    Class C.........................      16,387,992        28,545,692         2,205,115        12,172,633
                                        ------------      ------------       -----------      ------------
                                          16,477,011        28,954,453         2,281,928        15,935,885
                                        ------------      ------------       -----------      ------------
  Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions:
    Class A.........................          15,487            19,767            81,196           100,014
    Class B.........................           4,088             8,047             6,116             9,265
    Class C.........................       2,143,038         3,621,321            29,375            45,725
                                        ------------      ------------       -----------      ------------
                                           2,162,613         3,649,135           116,687           155,004
                                        ------------      ------------       -----------      ------------
  Net asset value of shares redeemed:
    Class A.........................         (62,047)          (31,434)         (234,200)          (94,372)
    Class B.........................          (5,776)          (61,464)                0          (122,233)
    Class C.........................      (7,916,609)      (16,242,864)       (3,818,470)      (10,314,437)
                                        ------------      ------------       -----------      ------------
                                          (7,984,432)      (16,335,762)       (4,052,670)      (10,531,042)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets from
    capital share transactions......      10,655,192        16,267,826        (1,654,055)        5,559,847
                                        ------------      ------------       -----------      ------------
  Total increase in net assets......      11,831,612        16,305,220        (1,353,107)        5,740,445
NET ASSETS:
  Beginning of period...............     110,477,677        94,172,457        41,329,220        35,588,775
                                        ------------      ------------       -----------      ------------
  End of period.....................    $122,309,289      $110,477,677      $ 39,976,113      $ 41,329,220
                                        ============      ============       ===========      ============

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 1996


     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of four separate investment portfolios:
Centura Equity Growth Fund, Centura Equity Income Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, except for the Equity Income Fund which commenced operations on October 1, 1996, and prior to those dates had no operations other than organization matters. On October 1, 1996, 5,049,923 shares of Centura Equity Income Fund were exchanged for portfolio securities with an aggregate value of $50,499,233. This exchange represented a transfer of assets from Centura Bank's trust funds: the Centura Income Equity Fund and the Centura Bank Income Equity Benefit Group Trust. The trust funds were managed with substantially the same objectives and policies as the registered mutual funds, but were not subject to all the same tax and regulatory requirements applicable to mutual funds.

     The Centura Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock.

     The Centura Equity Income Fund seeks to achieve its investment objective of long-term capital appreciation and income by investing primarily in dividend paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures.

     The Centura Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

     The Centura North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both Federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality municipal securities.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 4.50% for the Centura Equity Income Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for Centura Equity Growth Fund and the Centura Equity Income Fund and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and Centura Equity Income Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund and Centura Equity Income Fund declare and pay dividends of substantially all of their net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     g. Use of Estimates Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Equity Income Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

     For the six month period ended October 31, 1996, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $524,852         --
Centura Equity Income Fund........................................     29,152    $16,658
Centura Federal Securities Income Fund............................    174,608         --
Centura North Carolina Tax-Free Bond Fund.........................     72,293     48,195

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz LLC ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     For the six months ended October 31, 1996, Furman Selz was entitled to administrative services fees as listed below:

                                                                      FURMAN     FURMAN
                                                                       SELZ       SELZ
                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $112,468         --
Centura Equity Income Fund........................................      6,246         --
Centura Federal Securities Income Fund............................     87,304         --
Centura North Carolina Tax-Free Bond Fund.........................     30,983    $20,655

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the six months ended October 31, 1996, Furman Selz earned transfer agent fees and out-of-pocket expenses of $25,805, $310, $2,446, and $2,807 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the six months ended October 31, 1996, Furman Selz earned $16,861 for the Equity Growth Fund, $2,620 for the Equity Income Fund, $16,691 for the Federal Securities Income Fund and $21,727 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz, and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class A of $8,048, $10, $691 and $4,804 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class B of $35,212, $30, $897 and $1,879 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended October 31, 1996, Centura Bank earned custodian fees and out-of-pocket expenses of $15,980, $2,000, $9,600 and $6,045 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 1996, were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $52,920,015     $39,424,086                --              --
Centura Equity Income Fund........     1,785,842         146,927                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 15,261,875     $ 8,533,523
Centura North Carolina Tax-Free
  Bond Fund.......................     4,773,674       5,402,229                --              --

     Unrealized appreciation and depreciation at October 31, 1996, based on cost of securities for Federal income tax purposes is as follows:

                                                                                      NET
                                                    GROSS           GROSS          UNREALIZED
                                                  UNREALIZED      UNREALIZED     APPRECIATION/
                                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 ------------    ------------    --------------
Centura Equity Growth Fund....................   $ 36,792,716    $ (2,771,365)    $ 34,021,351
Centura Equity Income Fund....................      1,780,391        (963,537)         816,854
Centura Federal Securities Income Fund........      1,654,331         (87,802)       1,566,529
Centura North Carolina Tax-Free Bond Fund.....        579,538        (154,190)         425,348

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     8. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the six months ended October 31, 1996, and the year ended April 30, 1996, respectively were as follows:


                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  401,069   434,840    8,344,335    90,488   127,357    7,847,477
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  111,299   138,119    2,792,115   318,467   319,526    2,792,574
Shares issued in reinvestment of
  dividends from net investment
  income..............................      784         0       19,264     1,775     1,215       57,537
Shares redeemed.......................  (18,177)  (12,272)    (751,922)   (9,661)  (13,258)  (1,353,253)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................   93,904   125,847    2,059,457   310,581   307,483    1,496,858
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  494,975   560,687   10,403,792   401,069   434,840    9,344,335
                                        =======   =======   ==========   =======   =======   ==========

                                          CENTURA EQUITY INCOME FUND
                                        ------------------------------
                                             FOR SIX MONTHS ENDED
                                               OCTOBER 31, 1996
                                        ------------------------------
                                        CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------
Beginning Balance.....................       1          1            1
                                        ------    -------   ----------
Shares sold...........................   9,281      1,950    5,003,204
Shares issued in reinvestment of
  dividends from net investment
  income..............................      15          3        4,098
Shares redeemed.......................       0          0            0
                                        ------    -------   ----------
Net increase in shares................   9,296      1,953    5,007,302
                                        ------    -------   ----------
         Closing Balance..............   9,297      1,954    5,007,303
                                        ======    =======   ==========


                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  52,606     17,625   10,863,624    24,778    11,869    9,409,781
                                        ------    -------   ----------   -------   -------   ----------
Shares sold...........................   5,788      3,128    1,639,390    28,969    10,998    2,798,588
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,550        409      214,489     1,936       788      354,575
Shares redeemed.......................  (6,194)      (581)    (793,021)   (3,077)   (6,030)  (1,593,320)
                                        ------    -------   ----------   -------   -------   ----------
Net increase in shares................   1,140      2,855    1,060,859    27,828     5,756    1,559,843
                                        ------    -------   ----------   -------   -------   ----------
         Closing Balance..............  53,745     20,581   12,030,482    52,606    17,625   10,969,624
                                        ======    =======   ==========   =======   =======   ==========

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996


                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B     CLASS C
                                        -------   -------   ----------   -------   -------    ---------
Beginning Balance.....................  391,286    39,131    3,687,751    42,947    27,561    3,495,234
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................    4,311     2,739      221,089   347,776    22,572    1,197,604
Shares issued in reinvestment of
  dividends from net investment
  income..............................    8,100       610        2,932     9,761       904        4,473
Shares redeemed.......................  (23,477)        0     (381,335)   (9,198)  (11,906)  (1,009,560)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  (10,466)    3,348     (157,314)  348,339    11,570      192,517
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  380,820    42,480    3,530,437   391,286    39,131    3,687,751
                                        =======   =======   ==========   =======   =======   ==========

In connection with the transfer of assets to the Equity Income Fund described in
Note 1, $8,409,694 was credited to unrealized appreciation, representing unrealized appreciation on the portfolio securities received from the trusts on the transfer date.

     9. SUBSEQUENT EVENT -- Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Company by Furman Selz will be provided to the Company by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Company and BISYS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                          CENTURA EQUITY GROWTH FUND
                             ----------------------------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                  YEAR ENDED
                                   SIX MONTHS ENDED                                              JUNE 1, 1994+
                                   OCTOBER 31, 1996                  YEAR ENDED                     THROUGH
                                     (UNAUDITED)                   MARCH 31, 1996                APRIL 30, 1995
                             ----------------------------    --------------------------    --------------------------
                             CLASS     CLASS       CLASS      CLASS    CLASS    CLASS       CLASS    CLASS     CLASS
                               A         B           C          A        B        C           A        B         C
                             ------   --------   --------    ------   ------   --------    ------   ------   --------
Net Asset
 Value,
 Beginning
 of
 Period....                   $14.31   $  14.24   $  14.31    $10.70   $10.69   $  10.70    $10.00   $10.00   $  10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                     0.02       0.00       0.04      0.03    (0.06)      0.07      0.06     0.03       0.07
 Net
   realized
   and
 unrealized
   gains on
   investments...              (0.03)     (0.05)     (0.03)     3.67     3.65       3.65      0.70     0.69       0.70
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
 Total from
 investment
 operations...                 (0.01)     (0.05)      0.01      3.70     3.59       3.72      0.76     0.72       0.77
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Less
Distributions:
 Dividends
   from net
 investment
   income..                    (0.02)      0.00      (0.04)    (0.05)    0.00      (0.07)    (0.06)   (0.03)     (0.07)
 Dividends
   from
   capital
   gains
   :.......                     0.00       0.00       0.00     (0.04)   (0.04)     (0.04)     0.00     0.00       0.00
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Total
distributions
 :.........                    (0.02)      0.00      (0.04)    (0.09)   (0.04)     (0.11)    (0.06)   (0.03)     (0.07)
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Net Asset
 Value, End
 of
 Period....                   $14.28   $  14.19   $  14.28    $14.31   $14.24   $  14.31    $10.70   $10.69     $10.70
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Total
 Return
 (not
 reflecting
 sales
 load).....                   -0.03%     -0.35%      0.08%    34.72%   33.73%     34.97%     7.64%    7.23%      7.71%
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Net Assets
 End of
 Period (in
 thousands)..                 $7,070   $  7,954   $148,588    $5,740   $6,194   $133,714    $  968   $1,362   $ 84,004
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.29%*   2.03%*     1.04%*
 Expenses
   before
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.32%*   2.06%*     1.07%*
 Net
 investment
  income...                   0.34%*    -0.41%*     0.64%*     0.27%    0.48%      0.55%    0.63%*   0.00%*     0.79%*
Portfolio
 Turnover
 Rate......                      78%        78%        78%       46%      46%        46%       44%      44%        44%


                                               CENTURA EQUITY FUND
                                            -------------------------
                                                     FOR THE
                                                     PERIOD
                                                OCTOBER 1, 1996+
                                                     THROUGH
                                                OCTOBER 31, 1996
                                                   (UNAUDITED)
                                            -------------------------
                                            CLASS    CLASS
                                              A        B      CLASS C
                                            ------   ------   -------
Net Asset
 Value,
 Beginning
 of
 Period....                                 $10.00   $10.00   $ 10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                                   0.02     0.02     .0.02
 Net
   realized
   and
 unrealized
   gains on
   investments...                             0.21     0.21      0.20
                                            ------   ------   -------
 Total from
 investment
 operations...                                0.23     0.22      0.22
                                            ------   ------   -------
Less
Distributions:
 Dividends
   from net
 investment
   income..                                  (0.02)   (0.02)    (0.02)
 Dividends
   from
   capital
   gains
   :.......                                   0.00     0.00      0.00
                                            ------   ------   -------
Total
distributions
 :.........                                  (0.02)   (0.02)    (0.02)
                                            ------   ------   -------
Net Asset
 Value, End
 of
 Period....                                 $10.21   $10.21   $ 10.20
                                            =======  =======  ========
Total
 Return
 (not
 reflecting
 sales
 load).....                                  2.19%    2.19%     2.19%
                                            =======  =======  ========
Net Assets
 End of
 Period (in
 thousands)..                               $   95   $   20   $51,094
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Expenses
   before
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Net
 investment
  income...                                 1.46%*   0.58%*    2.15%*
Portfolio
 Turnover
 Rate......                                     7%       7%        7%

* Annualized.

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA FEDERAL SECURITIES INCOME FUND
                          -------------------------------------------------------------------------------------------------------
                           SIX MONTHS ENDED OCTOBER 31,
                                       1996                            YEAR ENDED                  FOR THE PERIOD JUNE 1, 1994+
                                   (UNAUDITED)                       MARCH 31, 1996                   THROUGH APRIL 30, 1995
                          ------------------------------       ------------------------------     -------------------------------
                          CLASS      CLASS        CLASS        CLASS      CLASS      CLASS         CLASS       CLASS       CLASS
                            A          B            C            A          B          C             A           B           C
                          ------     ------     --------       ------     ------     --------     -------     -------     -------
Net Asset Value,
 Beginning of
 Period...............    $10.01     $10.01     $  10.01       $ 9.97     $ 9.97     $   9.97     $ 10.00     $ 10.00     $ 10.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income.............      0.28       0.25         0.30         0.57       0.50         0.60        0.52        0.45        0.54
 Net realized and
   unrealized gains on
   investments........      0.09       0.09         0.09         0.04       0.04         0.04       (0.03)      (0.03)      (0.03)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total from investment
   operations.........      0.37       0.34         0.39         0.61       0.54         0.64        0.49        0.42        0.51
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment
   income.............     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
 Dividends from
   capital gains:.....      0.00       0.00         0.00         0.00       0.00         0.00        0.00        0.00        0.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total
   distributions:.....     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Net Asset Value, End
 of Period............    $10.10     $10.10     $  10.10       $10.01     $10.01     $  10.01     $  9.97     $  9.97     $  9.97
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)................      3.79%      3.45%        3.92%        6.20%      5.40%        6.47%       5.02%       4.32%       5.28%
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Net Assets End of
 Period (in
 thousands)...........    $  543     $  208     $121,558       $  526     $  176     $109,775     $   247     $   118     $93,807
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.86%*      1.61%*      0.63%*
 Expenses before
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.89%*      1.64%*      0.66%*
 Net investment
   income.............      5.63%*     4.95%*       5.89%*       5.61%      4.84%        5.88%       5.58%*      4.86%*      5.97%*
Portfolio Turnover
 Rate.................        41%        41%          41%          34%        34%          34%         42%         42%         42%

* Annualized

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA NORTH CAROLINA TAX FREE BOND FUND
                            -----------------------------------------------------------------------------------------------------
                            SIX MONTHS ENDED OCTOBER 31,
                                        1996                             YEAR ENDED                FOR THE PERIOD JUNE 1, 1994+
                                     (UNAUDITED)                        MARCH 31, 1996                THROUGH APRIL 30, 1995
                            -----------------------------       -----------------------------     -------------------------------
                            CLASS      CLASS      CLASS         CLASS      CLASS      CLASS       CLASS        CLASS       CLASS
                              A          B          C             A          B          C           A            B           C
                            ------     ------     -------       ------     ------     -------     -------     -------     -------
Net Asset Value,
 Beginning of Period....    $10.04     $10.04     $ 10.04       $ 9.98     $ 9.98     $  9.98     $ 10.00     $ 10.00     $ 10.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income...............      0.23       0.20        0.24         0.42       0.34        0.44        0.39        0.32        0.41
 Net realized and
   unrealized gains on
   investments..........      0.07       0.07        0.07         0.13       0.13        0.13       (0.02)      (0.02)      (0.02)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total from investment
   operations...........      0.30       0.27        0.31         0.55       0.47        0.57        0.37        0.30        0.39
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment income....     (0.23)     (0.20)      (0.24)       (0.42)     (0.34)      (0.44)      (0.39)      (0.32)      (0.41)
 Dividends from capital
   gains:...............      0.00       0.00        0.00        (0.07)     (0.07)      (0.07)       0.00        0.00        0.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total distributions:...     (0.23)     (0.20)      (0.24)       (0.49)     (0.41)      (0.51)      (0.39)      (0.32)      (0.41)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Net Asset Value, End of
 Period.................    $10.11     $10.11     $ 10.11       $10.04     $10.04     $ 10.04     $  9.98     $  9.98     $  9.98
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)..................      2.85%      2.51%       2.98%        5.50%      4.72%       5.78%       3.77%       3.09%       4.08%
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Net Assets End of Period
 (in thousands).........    $3,851     $  429     $35,696       $3,927     $  393     $37,009     $   429     $   275     $34,885
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       0.68%      1.44%       0.44%       0.42%*      0.99%*      0.41%*
 Expenses before
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       1.04%      1.80%       0.80%       0.92%*      1.49%*      0.91%*
 Net investment
   income...............      4.21%*     3.55%*      4.46%*       3.98%      3.30%       4.32%       4.46%*      3.89%*      4.64%*
Portfolio Turnover
 Rate...................        27%        27%         27%          80%        80%         80%        121%        121%        121%

* Annualized.

+ Commencement of Operations.

CENTURA FUNDS, INC.

CENTURA FUNDS, INC.

BOARD OF DIRECTORS AND OFFICERS


Leslie H. Garner, Jr.*
Chairman of the Board

James H. Speed, Jr.*
Director

Frederick E. Turnage*
Director

Lucy Hancock Bode+
Director

J. Franklin Martin+
Director

John J. Pileggi
Vice President and Treasurer

Joan V. Fiore
Secretary

Gordon M. Forrester
Assistant Treasurer

Sheryl Hirschfeld
Assistant Secretary

* Audit Committee Members
+ "Interested person" as that term is defined in the Investment Company Act of 1940.

{LOGO} CENTURA

(C) 1994 CENTURA BANKS, INC.                   {LOGO}      {LOGO}      {LOGO}

FOR ADDITIONAL INFORMATION ON THE
CENTURA FUNDS, CALL
1-800-44-CENTURA
(800-442-3688).
                                                  C         CENTURA EQUITY
   INVESTMENT  CENTURA BANK                       E         GROWTH FUND
  ADVISER AND  131 NORTH CHURCH STREET            N
    CUSTODIAN  ROCKY MOUNT, NC 27802              T         CENTURA EQUITY
                                                  U         INCOME FUND
ADMINISTRATOR  FURMAN SELZ LLC                    R
  AND SPONSOR  230 PARK AVENUE                    A         CENTURA FEDERAL
               NEW YORK, NEW YORK 10169                     SECURITIES INCOME
                                                  F         FUND
  DISTRIBUTOR  CENTURA FUNDS DISTRIBUTOR, INC.    U
               230 PARK AVENUE                    N         CENTURA NORTH
               NEW YORK, NEW YORK 10169           D         CAROLINA TAX-FREE
                                                  S         BOND FUND
      COUNSEL  DECHERT PRICE & RHOADS
  INDEPENDENT  1500 K STREET, N.W.                          SEMI-ANNUAL REPORT
               WASHINGTON, D.C. 20005                       OCTOBER 31, 1966


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN
FROM THE RECORDS OF THE COMPANY WITHOUT EXAMINATION BY
THE INDEPENDENT ACCOUNTANTS AND ACCORDINGLY THEY DO NOT
EXPRESS AN OPINION THEREON.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF
CENTURA FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF
THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT
OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CENTURA FUNDS ARE NOT DEPOSITS, GUARAN-TEED BY OR OBLIGATONS OF CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.